Schedule of Investments

September 30, 2022 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 23.7%

Communication Services - 0.9%
Alphabet Inc (2)	1,638	157,494
Comcast Corp	497	14,577
Entravision Communications Corp	144	572
IDT Corp (2)	437	10,851
Liberty TripAdvisor Holdings Inc (2)	262	286
Meta Platforms Inc (2)	400	54,272
Netflix Inc (2)	55	12,949
T-Mobile US Inc (2)	183	24,553

		275,554

Consumer Discretionary - 2.5%
Amazon.com Inc (2)	455	51,415
AutoZone Inc (2)	11	23,561
Best Buy Co Inc	205	12,985
Booking Holdings Inc (2)	43	70,658
BorgWarner Inc	336	10,550
Burlington Stores Inc (2)	134	14,993
Chico's FAS Inc (2)	42	203
Churchill Downs Inc	1	184
eBay Inc	4	147
Ethan Allen Interiors Inc	10	211
Expedia Group Inc (2)	2	187
Ford Motor Co	1,534	17,181
Frontdoor Inc (2)	38	775
Garmin Ltd	16	1,285
General Motors Co	748	24,003
Gentex Corp	6	143
Genuine Parts Co	1	149
Goodyear Tire & Rubber Co/The (2)	22	222
Grand Canyon Education Inc (2)	256	21,056
H&R Block Inc	31	1,319
Home Depot Inc/The	351	96,855
Lennar Corp	6	447
LKQ Corp	63	2,970
Lowe's Cos Inc	121	22,725
Lululemon Athletica Inc (2)	182	50,880
M/I Homes Inc (2)	309	11,195
Macy's Inc	1,925	30,165
Malibu Boats Inc (2)	3	144
MasterCraft Boat Holdings Inc (2)	19	358
McDonald's Corp	35	8,076
O'Reilly Automotive Inc (2)	34	23,914
Oxford Industries Inc	3	269
Patrick Industries Inc	9	395
Qurate Retail Inc	315	633
Ralph Lauren Corp	2	170
Rent-A-Center Inc/TX	12	210
Ross Stores Inc	2	169
Skechers USA Inc (2)	12	381
Skyline Champion Corp (2)	355	18,769
Smith & Wesson Brands Inc	111	1,151
Sonos Inc (2)	1,640	22,796
Starbucks Corp	748	63,026
Strategic Education Inc	3	184
Tapestry Inc	235	6,681
Target Corp	55	8,161
Tesla Inc (2)	127	33,687
TJX Cos Inc/The	13	808
Town Sports International Holdings Inc (2)(6)	378	0
Tractor Supply Co	104	19,332
Tupperware Brands Corp (2)	118	773
Ulta Beauty Inc (2)	83	33,299

Whirlpool Corp	91	12,268
Yum! Brands Inc	89	9,464

		731,582

Consumer Staples - 1.1%
Albertsons Cos Inc	430	10,690
Archer-Daniels-Midland Co	342	27,514
Bunge Ltd	30	2,477
Casey's General Stores Inc	3	608
Coca-Cola Co/The	5	280
Costco Wholesale Corp	224	105,788
General Mills Inc	1,122	85,956
Ingredion Inc	18	1,449
Keurig Dr Pepper Inc	4	143
Kraft Heinz Co/The	5	167
Kroger Co/The	59	2,581
Mondelez International Inc	13	713
PepsiCo Inc	174	28,407
Tyson Foods Inc	348	22,944
Walmart Inc	135	17,510

		307,227

Energy - 1.9%
Antero Resources Corp (2)	9	275
APA Corp	338	11,556
Berry Corp	67	503
Bristow Group Inc (2)	60	1,409
California Resources Corp	10	384
Centrus Energy Corp (2)	95	3,893
Cheniere Energy Inc	153	25,384
Chevron Corp	691	99,276
Civitas Resources Inc	5	287
ConocoPhillips	366	37,456
Continental Resources Inc/OK	5	334
Devon Energy Corp	7	421
Diamondback Energy Inc	42	5,059
DT Midstream Inc	30	1,557
EOG Resources Inc	165	18,435
EQT Corp	10	408
Exxon Mobil Corp	1,438	125,552
Halliburton Co	417	10,267
Hess Corp	46	5,014
HF Sinclair Corp	6	323
Laredo Petroleum Inc (2)	3	189
Marathon Petroleum Corp	795	78,967
Occidental Petroleum Corp	28	1,721
ONEOK Inc	188	9,633
Ovintiv Inc	266	12,236
PDC Energy Inc	32	1,849
Phillips 66	184	14,852
Pioneer Natural Resources Co	54	11,693
Range Resources Corp	10	253
Schlumberger NV	657	23,586
SM Energy Co	7	263
Targa Resources Corp	182	10,982
Teekay Corp (2)	121	434
Valero Energy Corp	257	27,460
Westmoreland Coal Co (2)(6)	539	0
Williams Cos Inc/The	10	286
World Fuel Services Corp	20	469

		542,666

Financials - 3.9%
Aflac Inc	11	618
Ally Financial Inc	429	11,939
American Equity Investment Life Holding Co	32	1,193
American Express Co	63	8,499
American Financial Group Inc/OH	45	5,532
American International Group Inc	1,218	57,831
Argo Group International Holdings Ltd	62	1,194
Axis Capital Holdings Ltd	3	147

Bank of New York Mellon Corp/The	1,039	40,022
Bank OZK	40	1,582
Berkshire Hathaway Inc (2)	1,758	469,421
Capital One Financial Corp	51	4,701
Charles Schwab Corp/The	967	69,498
Chubb Ltd	139	25,281
East West Bancorp Inc	738	49,549
Essent Group Ltd	64	2,232
FB Financial Corp	12	459
Fidelity National Financial Inc	331	11,982
First American Financial Corp	22	1,014
Hartford Financial Services Group Inc/The	189	11,707
Marsh & McLennan Cos Inc	1,308	195,271
Medley Management Inc (2)(6)	21	0
Moelis & Co	145	4,902
Northern Trust Corp	27	2,310
Old Republic International Corp	14	293
Pathward Financial Inc	124	4,087
Regions Financial Corp	956	19,187
Reinsurance Group of America Inc	10	1,258
State Street Corp	199	12,101
Stewart Information Services Corp	410	17,892
Synchrony Financial	37	1,043
Unum Group	4	155
W R Berkley Corp	23	1,485
Walker & Dunlop Inc	11	921
Willis Towers Watson PLC	567	113,933

		1,149,239

Healthcare - 4.7%
AbbVie Inc	577	77,439
Acadia Healthcare Co Inc (2)	2	156
Alaunos Therapeutics Inc (2)	620	1,066
Align Technology Inc (2)	70	14,498
Alnylam Pharmaceuticals Inc (2)	1	200
AmerisourceBergen Corp	7	947
Amgen Inc	532	119,913
Assertio Holdings Inc (2)	132	300
Biogen Inc (2)	1	267
Bristol-Myers Squibb Co	655	46,564
Cardinal Health Inc	1,056	70,414
Catalent Inc (2)	172	12,446
Centene Corp (2)	176	13,695
Cigna Corp	143	39,678
CVS Health Corp	207	19,742
Danaher Corp	2	517
Dexcom Inc (2)	52	4,188
Elevance Health Inc	2	908
Eli Lilly & Co	227	73,400
Endo International PLC (2)	1,889	183
Ensign Group Inc/The	2	159
Exact Sciences Corp (2)	12	390
Fulgent Genetics Inc (2)	820	31,258
Genprex Inc (2)	180	254
Gilead Sciences Inc	1,358	83,775
Humana Inc	37	17,952
Johnson & Johnson	1,144	186,884
Laboratory Corp of America Holdings	26	5,325
McKesson Corp	95	32,288
Merck & Co Inc	885	76,216
Moderna Inc (2)	258	30,509
Neurocrine Biosciences Inc (2)	2	212
Pfizer Inc	887	38,815
Quest Diagnostics Inc	2	245
QuidelOrtho Corp (2)	148	10,579
RadNet Inc (2)	59	1,201
Regeneron Pharmaceuticals Inc (2)	2	1,378
UnitedHealth Group Inc	308	155,552
Universal Health Services Inc	2	176
Veracyte Inc (2)	1,943	32,254
Vertex Pharmaceuticals Inc (2)	127	36,772
Viatris Inc	1,031	8,784
West Pharmaceutical Services Inc	119	29,284

Zimmer Biomet Holdings Inc	196	20,492
Zoetis Inc	422	62,578

		1,359,853

Industrials - 2.2%
AGCO Corp	2	192
Atkore Inc (2)	118	9,182
BlueLinx Holdings Inc (2)	3	186
Boise Cascade Co	7	416
Booz Allen Hamilton Holding Corp	2	185
Brady Corp	4	167
Builders FirstSource Inc (2)	534	31,463
BWX Technologies Inc	3	151
Cintas Corp	69	26,785
Copart Inc (2)	2,004	213,226
CoStar Group Inc (2)	660	45,969
Dover Corp	2	233
EMCOR Group Inc	270	31,180
Emerson Electric Co	93	6,809
Encore Wire Corp	2	231
Expeditors International of Washington Inc	2	177
Fortune Brands Home & Security Inc	732	39,301
General Dynamics Corp	302	64,075
Graco Inc	3	180
H&E Equipment Services Inc	10	283
Hubbell Inc	31	6,913
Huntington Ingalls Industries Inc	2	443
ITT Inc	3	196
JetBlue Airways Corp (2)	1,054	6,988
Karat Packaging Inc (2)	15	240
Leidos Holdings Inc	69	6,035
Lockheed Martin Corp	92	35,539
ManpowerGroup Inc	3	194
Matson Inc	37	2,276
Mueller Industries Inc	104	6,182
Nordson Corp	3	637
Northrop Grumman Corp	31	14,580
nVent Electric PLC	215	6,796
PACCAR Inc	14	1,172
Regal Rexnord Corp	2	281
Sensata Technologies Holding PLC	7	261
Southwest Airlines Co (2)	508	15,667
United Parcel Service Inc	26	4,200
United Rentals Inc (2)	75	20,259
Verisk Analytics Inc	136	23,192
Vicor Corp (2)	5	296
Waste Management Inc	206	33,003
WESCO International Inc (2)	2	239
WW Grainger Inc	3	1,468

		657,448

Information Technology - 6.0%
Amkor Technology Inc	303	5,166
Apple Inc	4,142	572,424
Applied Materials Inc	2	164
Arrow Electronics Inc (2)	349	32,174
Avid Technology Inc (2)	41	954
Avnet Inc	503	18,168
Belden Inc	5	300
Cadence Design Systems Inc (2)	11	1,798
CDW Corp/DE	92	14,359
Cisco Systems Inc	592	23,680
Cognizant Technology Solutions Corp	3	172
CommVault Systems Inc (2)	3	159
Concentrix Corp	34	3,795
Euronet Worldwide Inc (2)	2	152
Intel Corp	534	13,761
Intuit Inc	146	56,549
Jabil Inc	819	47,264
Lattice Semiconductor Corp (2)	3	148
Manhattan Associates Inc (2)	605	80,483
Mastercard Inc	54	15,354

Microchip Technology Inc		3	183
Microsoft Corp		2,027	472,092
Monolithic Power Systems Inc		24	8,722
NortonLifeLock Inc		530	10,674
Oracle Corp		495	30,230
Photronics Inc (2)		10	146
QUALCOMM Inc		561	63,382
Skyworks Solutions Inc		18	1,535
StarTek Inc (2)		131	393
Synopsys Inc (2)		310	94,708
Texas Instruments Inc		581	89,927
Trimble Inc (2)		755	40,974
WEX Inc (2)		2	254
Zoom Video Communications Inc (2)		320	23,549

			1,723,793

Materials - 0.4%
Alcoa Corp		92	3,097
Avery Dennison Corp		1	163
CF Industries Holdings Inc		5	481
Chemours Co/The		20	493
Cleveland-Cliffs Inc (2)		37	498
Dow Inc		309	13,574
Eagle Materials Inc		100	10,718
Flotek Industries Inc (2)		208	208
Freeport-McMoRan Inc		199	5,439
Louisiana-Pacific Corp		602	30,816
LyondellBasell Industries NV		213	16,035
Minerals Technologies Inc		3	148
Newmont Corp		38	1,597
Nucor Corp		147	15,728
Olin Corp		43	1,844
Packaging Corp of America		2	225
PPG Industries Inc		2	221
Reliance Steel & Aluminum Co		2	349
Royal Gold Inc		5	469
Ryerson Holding Corp		34	875
Schnitzer Steel Industries Inc		52	1,480
Southern Copper Corp		109	4,888
Steel Dynamics Inc		122	8,656
Trinseo PLC		19	348
United States Steel Corp		167	3,026
Valvoline Inc		6	152
Westrock Co		16	494

			122,022

Real Estate Investment Trust - 0.0%
CorEnergy Infrastructure Trust Inc		583	927
RAIT Financial Trust (2)(6)		287	0
Spirit MTA REIT Liquidating Trust (2)(6)		385	0
Trinity Place Holdings Inc (2)		331	292

			1,219

Utilities - 0.1%
AES Corp/The		47	1,062
American States Water Co		35	2,728
American Water Works Co Inc		5	651
Brookfield Renewable Corp		8	261
CenterPoint Energy Inc		14	395
Duke Energy Corp		2	186
Evergy Inc		3	178
FirstEnergy Corp		19	703
National Fuel Gas Co		7	431
NRG Energy Inc		267	10,218
UGI Corp		693	22,405
Xcel Energy Inc		4	256

			39,474

Total Common Stocks (United States)	(Cost	$6,018,888)	6,910,077

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		81	2,183

Total Preferred Stock (United States)	(Cost	$2,025)	2,183

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		11	98
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		4	73
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		12	258
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		9	188

Total Warrants (United States)	(Cost	$93)	617

Registered Investment Companies - 14.1%

U.S. Fixed Income - 4.7%
Baird Core Plus Bond Fund - Class I		9,095	88,404
BBH Limited Duration Fund - Class I		5,039	49,934
Diamond Hill Short Duration Securitized Bond Fund - Class Y		17,897	169,846
DoubleLine Total Return Bond Fund - Class I		13,926	123,528
Frost Total Return Bond Fund - Class I		7,700	71,840
Guggenheim- Total Return Bond Fund - Class I		2,180	50,447
iShares Core U.S. Aggregate Bond ETF (8)		4,811	463,491
PGIM Short-Term Corporate Bond Fund - Class Q		16,577	166,935
Pioneer Bond Fund - Class K		8,740	71,058
Segall Bryant & Hamill Plus Bond Fund - Class I		14,186	126,964

			1,382,447

International Equity - 9.4%
iShares Core MSCI EAFE ETF (8)		42,298	2,227,836
iShares Core MSCI Emerging Markets ETF (8)		12,312	529,170

			2,757,006

Total Registered Investment Companies	(Cost	$4,214,116)	4,139,453

Money Market Registered Investment Companies - 55.2%

Federated Hermes Government Obligations Fund, 2.86%		1,176,000	1,176,000
Meeder Institutional Prime Money Market Fund, 2.85% (3)		14,973,290	14,970,295

Total Money Market Registered Investment Companies	(Cost	$16,143,952)	16,146,295

Bank Obligations - 1.7%

First Merchants Bank Deposit Account, 0.55%, 10/1/2022 (4)		248,232	248,232
Metro City Bank Deposit Account, 0.05%, 10/1/2022 (4)		248,869	248,869

Total Bank Obligations	(Cost	$497,101)	497,101

Total Investments - 94.7%	(Cost	$26,876,175)	27,695,726

Other Assets less Liabilities - 5.3%			1,560,548

Total Net Assets - 100.0%			29,256,274

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		1,985	22,589
Meeder Dynamic Allocation Fund - Retail Class		5,349	56,539
Meeder Muirfield Fund - Retail Class		2,279	18,323
Meeder Conservative Allocation Fund - Retail Class		560	11,603

Total Trustee Deferred Compensation	(Cost	$108,260)	109,054

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	96	12/16/2022	7,970,880	(780,284)
Mini MSCI Emerging Markets Index Futures	38	12/16/2022	1,655,850	(177,043)
Russell 2000 Mini Index Futures	8	12/16/2022	667,920	(64,669)
Standard & Poors 500 Mini Futures	6	12/16/2022	1,080,450	(70,529)

Total Futures Contracts	148		11,375,100	(1,092,525)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$27,198,625	$(1,092,525)
Level 2 - Other Significant Observable Inputs	497,101	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$27,695,726	$(1,092,525)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.